Financial Instruments - Summary of Sensitivity Analysis of Market Risks (Detail) - Market risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Forward agreements to purchase U.S. Dollar (MXN/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(13.00%)	(11.00%)	(10.00%)
Effect on equity	$ (203)	$ (465)	$ (512)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (BRL/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(13.00%)	(12.00%)	(18.00%)
Effect on equity	$ (50)	$ (521)	$ (550)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (COP/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(11.00%)	(16.00%)	(17.00%)
Effect on equity	$ (34)	$ (225)	$ (112)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (ARS/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(2.00%)	(55.00%)	(3.00%)
Effect on equity	$ (11)	$ (140)	$ (10)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (UYU/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(5.00%)	(5.00%)	(7.00%)
Effect on equity	$ (13)	$ (20)	$ (25)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (CRC/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(5.00%)	(7.00%)	(7.00%)
Effect on equity	$ (14)	$ (15)	$ (24)
Profit and loss effect	$ 0	$ 0	$ 0
Cross currency swaps (USD to MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(13.00%)	(11.00%)	(10.00%)
Effect on equity	$ (1,863)	$ (1,314)	$ (1,220)
Profit and loss effect	$ 0	$ 0	$ 0
Cross currency swaps (USD to BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(13.00%)	(12.00%)	(18.00%)
Effect on equity	$ (2,396)	$ (1,683)	$ (2,893)
Profit and loss effect	$ 0	$ 0	$ 0
Sugar price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on sugar Price	(29.00%)	(29.00%)	(22.00%)
Effect on equity	$ (1,578)	$ (765)	$ (333)
Profit and loss effect	$ 0	$ 0	$ 0
Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on Aluminum price	(22.00%)	(22.00%)	(35.00%)
Change in Aluminum price, effect on equity	$ (189)	$ (147)	$ (189)
Profit and loss effect	$ 0	$ 0	$ 0
Options to purchase foreign currency (MXN to USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(13.00%)	0.00%	0.00%
Effect on equity	$ (136)	$ 0	$ 0
Profit and loss effect	$ 0	$ 0	$ 0
Options to purchase foreign currency (BRL to USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(13.00%)	0.00%	0.00%
Effect on equity	$ (119)	$ 0	$ 0
Profit and loss effect	$ 0	$ 0	$ 0
Options to purchase foreign currency (COP to USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(11.00%)	0.00%	0.00%
Effect on equity	$ (54)	$ 0	$ 0
Profit and loss effect	$ 0	$ 0	$ 0